Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Issuance of SAFE in lieu of cash for advisory services					$ 14,907
Simple Agreement For Future Equity [Member]
Balance			$ 34,517		29,190	$ 29,190	$ 15,811
Change in fair value			(5,654)		(3,253)
Balance							29,190
Proceeds from issuance					2,760
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Conversion into Common Stock			(28,863)		(28,863)	(28,863)
Issuance of SAFE in lieu of cash for advisory services					166	166	195
Loss at inception
Proceeds from issuance						2,760	10,650
Extinguishment of term notes payable
Change in fair value						(3,253)	2,534
Contingently Convertible Notes Payable Fair Value [Member]
Balance			1,629		1,152	1,152
Change in fair value			397		874
Balance							1,152
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Conversion into Common Stock			(2,026)		(2,026)
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Convertible Notes Payable [Member]
Balance					1,152	1,152	1,572
Balance							1,152
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Conversion into Common Stock						(2,026)
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Proceeds from issuance
Extinguishment of term notes payable
Change in fair value						874	(420)
Notes Payable to Banks [Member]
Balance							505
Balance
Issuance of SAFE in lieu of cash for advisory services
Proceeds from issuance
Extinguishment of term notes payable							(516)
Change in fair value							11
Forward Purchase Agreement Derivative Asset [Member]
Balance		$ (20)		(230)
Change in fair value		9	3,230	219	3,230
Balance		(11)	(1,290)	(11)	(1,290)	(230)
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset			(4,520)		(4,520)	(4,520)
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Conversion into Common Stock
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Proceeds from issuance
Change in fair value						4,290
Public Warrants [Member]
Balance		484		575
Change in fair value		(333)	(460)	(424)	(460)
Balance		151	2,530	151	2,530	575
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023			2,990		2,990	2,990
Conversion into Common Stock
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Proceeds from issuance
Change in fair value						(2,415)
Private Warrants [Member]
Balance		81		96
Change in fair value		(56)	(76)	(71)	(76)
Balance		$ 25	421	25	421	96
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023			497		497
Conversion into Common Stock
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Series B Convertible Preferred Stock [Member]
Balance	[1]		7,632
Change in fair value	[1]		(2,754)		(2,684)
Balance	[1]
Proceeds from issuance	[1]		19,347		24,497
Recognition of Forward Purchase Agreement Derivative Asset	[1]
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	[1]
Conversion into Common Stock	[1]		$ (24,225)		(24,225)
Issuance of SAFE in lieu of cash for advisory services	[1]
Loss at inception	[1]				2,412
Series B Preferred Stock [Member]
Balance
Balance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Conversion into Common Stock						(24,225)
Issuance of SAFE in lieu of cash for advisory services
Loss at inception						2,412
Proceeds from issuance						24,497
Change in fair value						(2,684)
Private Placement Warrants [Member]
Balance				$ 96
Balance						96
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023						497
Conversion into Common Stock
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Proceeds from issuance
Change in fair value						$ (401)

[1]	The loss at inception and the change in fair value of approximately $2.7 million from the issuance date to September 30, 2023, was recorded in Calidi’s unaudited condensed consolidated statements of operations within the change in fair value of debt and other liabilities - related party.